Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (5,730,751)	$ 2,326,597	$ 2,787,236